EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	11 years	11 years	12 years
Expense for savings plan and DC Plans	$ 58	$ 61	$ 59
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans	58	61	59
Total cash contributions	191	205	$ 185
Change in Plan Assets
Plan assets at fair value – beginning of year	4,099
Plan assets at fair value – end of year	4,479	4,099
Amounts recognized in the Balance Sheet
Other long-term assets (Note 13)	207	162
Other long-term liabilities (Note 16)	$ (503)	$ (540)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Expected average remaining service life of employees over which past service costs are amortized	9 years	9 years	9 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 124	$ 122	$ 103
Total amount outstanding under letters of credit	13	12
Change in Benefit Obligation
Benefit obligation – beginning of year	4,058	3,653
Service cost	155	126
Interest cost	133	142
Employee contributions	6	5
Benefits paid	(249)	(213)
Actuarial loss	242	394
Foreign exchange rate changes	(19)	(49)
Benefit obligation – end of year	4,326	4,058	3,653
Change in Plan Assets
Plan assets at fair value – beginning of year	3,693	3,321
Actual return on plan assets	485	505
Employer contributions	124	122
Employee contributions	6	5
Benefits paid	(249)	(212)
Foreign exchange rate changes	(21)	(48)
Plan assets at fair value – end of year	4,038	3,693	3,321
Funded Status – Plan Deficit	$ (288)	$ (365)
Discount rate	2.70%	3.20%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 13)	$ 29	$ 0
Accounts payable and other	0	0
Other long-term liabilities (Note 16)	(317)	(365)
Net	(288)	(365)
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	9	22	23
Change in Benefit Obligation
Benefit obligation – beginning of year	427	430
Service cost	6	5
Interest cost	14	17
Employee contributions	0	0
Benefits paid	(21)	(24)
Actuarial loss	36	13
Foreign exchange rate changes	(5)	(14)
Benefit obligation – end of year	457	427	430
Change in Plan Assets
Plan assets at fair value – beginning of year	406	376
Actual return on plan assets	56	52
Employer contributions	9	22
Employee contributions	0	0
Benefits paid	(21)	(24)
Foreign exchange rate changes	(9)	(20)
Plan assets at fair value – end of year	441	406	376
Funded Status – Plan Deficit	$ (16)	$ (21)
Discount rate	2.75%	3.35%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 13)	$ 178	$ 162
Accounts payable and other	(8)	(8)
Other long-term liabilities (Note 16)	(186)	(175)
Net	(16)	(21)
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Letter of credit to the DB Plan	13	$ 12	17
Total amount outstanding under letters of credit	$ 302
U.S. | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement and curtailment gain (loss), after tax			4
Net periodic benefit cost, settlement charge			$ 4